Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Assets and Liabilities Measured	The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2022:
	As of December 31, 2023			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB

Liabilities
Convertible notes	-	-	420,712,380	420,712,380
Liability-settled share-based payment to non-employee	-	-	2,833,080	2,833,080
Deferred contingent consideration	-	-	94,199,910	94,199,910

	-	-	517,745,370	517,745,370
	As of December 31, 2022			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments	-	372,375,701	-	372,375,701

Liabilities
Convertible notes	-	-	354,080,264	354,080,264
ESA derivative liabilities	-	-	269,251,436	269,251,436
Warrant liabilities	-	-	19,083,004	19,083,004
Liability-settled share-based payment to non-employee	-	-	4,039,468	4,039,468

	-	-	646,454,172	646,454,172

Schedule of Assumptions	The table below reflects the reconciliation from the opening balances to the closing balances for recuring fair value measurement of the fair value hierarchy for the years ended December 31, 2023, 2022 and 2021:
	Convertible notes	Short-term investments	Warrant liabilities	ESA derivative liabilities	Liability-settled share-based payment to non-employee	Deferred contingent consideration
Balance as of January 1, 2023	354,080,264	372,375,701	19,083,004	269,251,436	4,039,468	-
Additions					-	65,968,319
Changes in fair value, excluding impact of instrument-specific credit risk	58,280,908	3,584,872	83,966,126	(19,654,006)	(1,386,708)	26,106,460
Realized gain recognized in interest income	-	(5,718,400)	-	-	-	-
Changes in fair value due to instrument specific credit risk	2,116,740	-	-		-	-
Foreign currency translation adjustment	6,234,468	(944,458)	2,882,251	(126,498)	180,320	2,125,131
Exercise of Public and Private warrants	-	-	(105,931,381)	-	-	-
Settlement of Liability-settled share-based payment to employee	-	-	-	-	-	-
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement	-	(369,297,715)	-	(249,470,932)	-	-
Balance as of December 31, 2023	420,712,380	-	-	-	2,833,080	94,199,910

	Convertible notes	Short-term investments	Warrant liabilities	ESA derivative liabilities	Liability-settled share-based payment to non-employee
Balance as of January 1, 2022	318,466,215	-	-	-	-
Additions	-	370,242,173	65,418,439	88,172,680	11,519,334
Changes in fair value, excluding impact of instrument-specific credit risk	4,493,605	2,133,528	(45,903,468)	186,598,308	(7,390,032)
Changes in fair value due to instrument specific credit risk	1,520,393	-	-	-	-
Foreign currency translation adjustment	29,600,051	-	(431,967)	(5,519,552)	(89,834)
Balance as of December 31, 2022	354,080,264	372,375,701	19,083,004	269,251,436	4,039,468

Balance as of January 1, 2021	-	-	-	-	-
Additions	312,092,172	-	-	-	-
Changes in fair value of convertible notes, excluding impact of instrument-specific credit risk	5,577,001	-	-	-	-
Changes in fair value of convertible notes due to instrument-specific credit risk	548,029	-	-	-	-
Foreign currency translation adjustment	249,013	-	-	-	-
Balance as of December 31, 2021	318,466,215	-	-	-	-

Schedule of Assumptions	As of December 31, 2023, the assumptions were as follow:
	Convertible notes		Liability-settled share-based payment to non-employee		Deferred contingent consideration
Expected volatility		22.00%		64.00%		22.00%
Risk-free interest rate (per annum)		4.00%		5.23%		4.20%
Expected dividend yield		0.00%		0.00%		0.00%
Fair value of the underlying ordinary share	US$	1.75	US$	1.75	US$	1.75
Bond yield		10.60%		N/A		N/A
Discount rate		N/A		N/A		23.00%
Annual per store revenue growth rate		N/A		N/A		2.00%
	Convertible notes		ESA derivative liabilities		Warrants liabilities		Liability- settled share-based payment to non-employee
Expected volatility		28.00%		18.00%-26.00%		26.00%		26.00%
Risk-free interest rate (per annum)		4.10%		4.05%-4.62%		4.07%		4.39%
Expected dividend yield		0.00%		0.00%		0.00%		0.00%
Fair value of the underlying ordinary share	US$	2.78	US$	2.78	US$	2.78	US$	2.78
Bond yield		13.30%		N/A		N/A		N/A